Shareholder Report, Average Annual Return (Details) 9057873_Franklin Minnesota Municipal Income ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Franklin Minnesota Municipal Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Minnesota Municipal Income ETF (NAV)
Average Annual Return, Percent	7.54%	1.12%	2.11%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.67%	0.92%	2.21%